SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS

DWS Enhanced Global Bond Fund

The “Non‐diversification risk” information contained under the “MAIN RISKS” section within the summary prospectus is hereby removed.

Please Retain This Supplement for Future Reference

July 24, 2014 PROSTKR‐423